Schedule of Investments (unaudited)	iShares® Expanded Tech Sector ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 2.8%
ADTRAN Inc.	12,648	$288,754
Arista Networks Inc.(a)	58,280	8,377,750
Calix Inc.(a)	14,059	1,124,298
Cambium Networks Corp.(a)	2,915	74,711
Ciena Corp.(a)	40,237	3,097,042
Cisco Systems Inc.	1,095,780	69,439,579
Clearfield Inc.(a)	2,961	249,968
CommScope Holding Co. Inc.(a)	54,534	602,055
Extreme Networks Inc.(a)	33,146	520,392
F5 Inc.(a)	15,674	3,835,584
Harmonic Inc.(a)	27,911	328,233
Infinera Corp.(a)	52,383	502,353
Juniper Networks Inc.	84,440	3,015,352
Lumentum Holdings Inc.(a)(b)	18,784	1,986,784
Motorola Solutions Inc.	43,881	11,922,468
NETGEAR Inc.(a)	8,222	240,165
NetScout Systems Inc.(a)	19,021	629,215
Plantronics Inc.(a)	11,276	330,838
Ribbon Communications Inc.(a)(b)	32,869	198,857
Ubiquiti Inc.	1,644	504,215
Viasat Inc.(a)(b)	19,196	854,990
Viavi Solutions Inc.(a)	60,701	1,069,552
		109,193,155
Electronic Equipment, Instruments & Components — 2.7%
Advanced Energy Industries Inc.	9,693	882,645
Aeva Technologies Inc.(a)	23,703	179,195
Amphenol Corp., Class A	155,373	13,588,923
Arrow Electronics Inc.(a)	18,090	2,428,944
Avnet Inc.	26,198	1,080,143
Badger Meter Inc.	7,719	822,537
Belden Inc.	11,647	765,557
Benchmark Electronics Inc.	9,745	264,089
CDW Corp./DE	35,262	7,220,952
Celestica Inc.(a)(b)	28,944	322,147
Cognex Corp.	46,001	3,577,038
Coherent Inc.(a)	6,420	1,711,187
Corning Inc.	199,551	7,429,284
ePlus Inc.(a)	7,019	378,184
Fabrinet(a)	9,690	1,147,974
II-VI Inc.(a)(b)	27,492	1,878,528
Insight Enterprises Inc.(a)	8,921	950,979
IPG Photonics Corp.(a)	9,253	1,592,811
Itron Inc.(a)	11,951	818,882
Jabil Inc.	37,240	2,619,834
Keysight Technologies Inc.(a)	47,856	9,882,743
Knowles Corp.(a)	24,676	576,185
Littelfuse Inc.	6,455	2,031,259
Methode Electronics Inc.	9,757	479,752
MicroVision Inc.(a)	41,535	208,090
National Instruments Corp.	33,880	1,479,540
Novanta Inc.(a)	9,323	1,643,925
OSI Systems Inc.(a)	4,375	407,750
PAR Technology Corp.(a)	6,285	331,659
Plexus Corp.(a)	7,217	692,038
Rogers Corp.(a)	4,806	1,312,038
Sanmina Corp.(a)	17,255	715,392
TD SYNNEX Corp.	10,928	1,249,726
TE Connectivity Ltd.	84,779	13,678,244

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies Inc.(a)	12,121	$5,295,544
Trimble Inc.(a)	65,205	5,685,224
TTM Technologies Inc.(a)	26,306	391,959
Velodyne Lidar Inc.(a)(b)	25,601	118,789
Vishay Intertechnology Inc.	34,677	758,386
Vontier Corp.	44,458	1,366,194
Zebra Technologies Corp., Class A(a)	13,884	8,263,757
		106,228,027
Entertainment — 2.6%
Activision Blizzard Inc.	202,363	13,463,210
Electronic Arts Inc.	73,476	9,691,484
Netflix Inc.(a)	115,083	69,330,603
Playtika Holding Corp.(a)	26,607	460,035
Skillz Inc., Class A(a)(b)	66,192	492,469
Take-Two Interactive Software Inc.(a)	29,956	5,323,780
Zynga Inc., Class A(a)	273,572	1,750,861
		100,512,442
Interactive Media & Services — 14.8%
Alphabet Inc., Class A(a)	58,282	168,845,285
Alphabet Inc., Class C, NVS(a)	54,175	156,760,238
Bumble Inc., Class A(a)(b)	18,538	627,697
Cargurus Inc.(a)	22,635	761,441
Eventbrite Inc., Class A(a)	19,691	343,411
fuboTV Inc.(a)(b)	37,091	575,652
IAC/InterActiveCorp.(a)	21,928	2,866,209
Match Group Inc.(a)	73,548	9,726,723
Meta Platforms Inc, Class A(a)	614,782	206,781,926
Pinterest Inc., Class A(a)	145,355	5,283,654
Snap Inc., Class A, NVS(a)	278,215	13,084,452
TripAdvisor Inc.(a)	25,494	694,967
Twitter Inc.(a)	207,746	8,978,782
Vimeo Inc.(a)(b)	40,717	731,277
Yelp Inc.(a)	18,442	668,338
Ziff Davis Inc.(a)	12,620	1,399,053
ZoomInfo Technologies Inc., Class A(a)	78,570	5,044,194
		583,173,299
Internet & Direct Marketing Retail — 9.0%
Amazon.com Inc.(a)	95,471	318,332,774
Chewy Inc., Class A(a)(b)	22,648	1,335,552
ContextLogic Inc., Class A(a)(b)	86,948	270,408
DoorDash Inc., Class A(a)(b)	42,097	6,268,243
eBay Inc.	162,642	10,815,693
Etsy Inc.(a)	32,939	7,211,665
Overstock.com Inc.(a)	11,268	664,925
Porch Group Inc.(a)(b)	19,727	307,544
Qurate Retail Inc., Series A	95,939	729,136
RealReal Inc. (The)(a)(b)	21,097	244,936
Revolve Group Inc.(a)	9,949	557,542
Shutterstock Inc.	6,001	665,391
Stitch Fix Inc., Class A(a)	21,579	408,275
Wayfair Inc., Class A(a)(b)	20,247	3,846,323
		351,658,407
IT Services — 15.9%
Accenture PLC, Class A	164,106	68,030,142
Affirm Holdings Inc.(a)	37,996	3,820,878
Akamai Technologies Inc.(a)(b)	42,214	4,940,727
Alliance Data Systems Corp.	13,072	870,203
Automatic Data Processing Inc.	109,480	26,995,578
BigCommerce Holdings Inc., Series 1(a)	15,444	546,254

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech Sector ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Block Inc., Class A(a)	103,899	$16,780,727
Broadridge Financial Solutions Inc.	30,305	5,540,360
CGI Inc.(a)(b)	56,818	5,028,393
Cloudflare Inc., Class A(a)	71,157	9,357,146
Cognizant Technology Solutions Corp., Class A	136,466	12,107,264
Concentrix Corp.	11,212	2,002,687
Conduent Inc.(a)	39,372	210,246
CSG Systems International Inc.	8,729	502,965
Cyxtera Technologies Inc.(a)	8,625	108,761
DXC Technology Co.(a)	65,951	2,122,963
EPAM Systems Inc.(a)	14,736	9,850,279
Euronet Worldwide Inc.(a)	13,865	1,652,292
EVERTEC Inc.	15,399	769,642
ExlService Holdings Inc.(a)	8,624	1,248,496
Fastly Inc., Class A(a)	27,781	984,836
Fidelity National Information Services Inc.	158,208	17,268,403
Fiserv Inc.(a)(b)	154,381	16,023,204
FleetCor Technologies Inc.(a)	21,096	4,722,129
Gartner Inc.(a)	21,366	7,143,081
Genpact Ltd.	44,983	2,387,698
Global Payments Inc.	75,384	10,190,409
GoDaddy Inc., Class A(a)	43,182	3,664,425
Grid Dynamics Holdings Inc.(a)	11,867	450,590
International Business Machines Corp.	232,997	31,142,379
Jack Henry & Associates Inc.	19,237	3,212,387
Kyndryl Holdings Inc.(a)	46,877	848,474
LiveRamp Holdings Inc.(a)	17,583	843,105
Marqeta Inc., Class A(a)	60,404	1,037,137
Mastercard Inc., Class A	225,382	80,984,260
Maximus Inc.	15,760	1,255,599
MongoDB Inc.(a)	17,194	9,101,644
Okta Inc.(a)	38,352	8,597,368
Paychex Inc.	83,380	11,381,370
Payoneer Global Inc.(a)	50,204	368,999
PayPal Holdings Inc.(a)	305,258	57,565,554
Perficient Inc.(a)	8,698	1,124,564
Rackspace Technology Inc.(a)	16,301	219,574
Repay Holdings Corp.(a)(b)	19,679	359,535
Sabre Corp.(a)	84,654	727,178
Shift4 Payments Inc., Class A(a)(b)	12,366	716,362
Shopify Inc., Class A(a)(b)	29,522	40,663,308
Snowflake Inc., Class A(a)	60,196	20,391,395
SolarWinds Corp.	11,879	168,563
Squarespace Inc., Class A(a)	7,288	214,996
Switch Inc., Class A	33,072	947,182
TELUS International CDA Inc.(a)(b)	16,780	554,747
TTEC Holdings Inc.	4,831	437,447
Twilio Inc., Class A(a)	43,705	11,509,275
Unisys Corp.(a)	17,626	362,567
VeriSign Inc.(a)	25,107	6,372,659
Verra Mobility Corp.(a)	33,021	509,514
Visa Inc., Class A	435,701	94,420,764
Western Union Co. (The)	105,549	1,882,994
WEX Inc.(a)	11,766	1,651,829
		624,893,507
Semiconductors & Semiconductor Equipment — 18.8%
ACM Research Inc., Class A(a)	3,193	272,267
Advanced Micro Devices Inc.(a)	313,749	45,148,481
Allegro MicroSystems Inc.(a)	14,399	520,956
Ambarella Inc.(a)	9,536	1,934,759

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Amkor Technology Inc.	25,580	$634,128
Analog Devices Inc.	139,625	24,541,886
Applied Materials Inc.	234,590	36,915,082
Axcelis Technologies Inc.(a)	8,655	645,317
Broadcom Inc.	106,942	71,160,276
Brooks Automation Inc	19,175	1,977,134
Cirrus Logic Inc.(a)	14,920	1,372,938
CMC Materials Inc.	7,385	1,415,631
Cohu Inc.(a)	12,733	485,000
Diodes Inc.(a)	11,773	1,292,793
Enphase Energy Inc.(a)	35,051	6,412,230
Entegris Inc.	35,348	4,898,526
First Solar Inc.(a)	25,887	2,256,311
FormFactor Inc.(a)	20,512	937,809
Ichor Holdings Ltd.(a)	7,384	339,885
Impinj Inc.(a)	4,888	433,566
Intel Corp.	1,056,646	54,417,269
KLA Corp.	39,393	16,943,323
Kulicke & Soffa Industries Inc.	16,229	982,504
Lam Research Corp.	36,581	26,307,226
Lattice Semiconductor Corp.(a)	35,495	2,735,245
MACOM Technology Solutions Holdings Inc., Class H(a)(b)	12,351	967,083
Marvell Technology Inc.	213,987	18,721,723
MaxLinear Inc.(a)	18,611	1,403,083
Microchip Technology Inc.	144,161	12,550,657
Micron Technology Inc.	290,629	27,072,091
MKS Instruments Inc.	14,382	2,504,913
Monolithic Power Systems Inc.	11,270	5,559,829
NVIDIA Corp.	649,524	191,031,504
NXP Semiconductors NV	69,092	15,737,776
ON Semiconductor Corp.(a)	111,677	7,585,102
Onto Innovation Inc.(a)(b)	12,944	1,310,321
Power Integrations Inc.	15,865	1,473,700
Qorvo Inc.(a)	28,637	4,478,540
QUALCOMM Inc.	290,987	53,212,793
Rambus Inc.(a)	28,512	837,968
Semtech Corp.(a)	16,765	1,490,911
Silicon Laboratories Inc.(a)	10,441	2,155,231
SiTime Corp.(a)	3,887	1,137,103
Skyworks Solutions Inc.	42,906	6,656,437
SolarEdge Technologies Inc.(a)	13,665	3,833,989
SunPower Corp.(a)	21,206	442,569
Synaptics Inc.(a)	10,203	2,953,871
Teradyne Inc.	42,350	6,925,495
Texas Instruments Inc.	239,941	45,221,680
Ultra Clean Holdings Inc.(a)	11,519	660,730
Universal Display Corp.	11,390	1,879,692
Wolfspeed Inc.(a)	30,106	3,364,948
Xilinx Inc.	64,402	13,655,156
		739,805,437
Software — 23.6%
8x8 Inc.(a)	29,073	487,263
ACI Worldwide Inc.(a)	30,948	1,073,896
Adobe Inc.(a)	123,617	70,098,256
Alarm.com Holdings Inc.(a)(b)	12,156	1,030,950
Altair Engineering Inc., Class A(a)	13,196	1,020,315
Alteryx Inc., Class A(a)(b)	15,395	931,398
Anaplan Inc.(a)	38,021	1,743,263
ANSYS Inc.(a)	22,669	9,092,989

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech Sector ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Appfolio Inc., Class A(a)(b)	4,948	$599,005
Appian Corp.(a)(b)	10,345	674,597
Asana Inc., Class A(a)	21,010	1,566,296
Aspen Technology Inc.(a)	17,386	2,646,149
Autodesk Inc.(a)	57,119	16,061,292
Avalara Inc.(a)	22,667	2,926,536
Avaya Holdings Corp.(a)	22,048	436,550
Bentley Systems Inc., Class B	47,832	2,311,721
Bill.com Holdings Inc.(a)	23,714	5,908,343
Black Knight Inc.(a)	40,351	3,344,694
Blackbaud Inc.(a)	11,005	869,175
BlackBerry Ltd.(a)(b)	132,456	1,238,464
Blackline Inc.(a)	13,915	1,440,759
Bottomline Technologies DE Inc.(a)	10,300	581,641
Box Inc., Class A(a)	38,958	1,020,310
BTRS Holdings Inc.(a)	16,922	132,330
C3.ai Inc., Class A(a)	18,297	571,781
Cadence Design Systems Inc.(a)	72,004	13,417,945
CDK Global Inc.	30,560	1,275,574
Cerence Inc.(a)	9,866	756,130
Ceridian HCM Holding Inc.(a)	35,313	3,688,796
Citrix Systems Inc.	32,645	3,087,891
CommVault Systems Inc.(a)	11,848	816,564
Confluent Inc., Class A(a)	15,899	1,212,140
Consensus Cloud Solutions Inc.(a)	4,206	243,401
Coupa Software Inc.(a)	19,301	3,050,523
Crowdstrike Holdings Inc., Class A(a)	53,478	10,949,621
CS Disco Inc.(a)(b)	3,283	117,367
Datadog Inc., Class A(a)	66,822	11,901,666
Descartes Systems Group Inc. (The)(a)(b)	21,883	1,809,286
Digital Turbine Inc.(a)	22,896	1,396,427
Docebo Inc.(a)	3,492	235,221
DocuSign Inc.(a)	51,010	7,769,333
Dolby Laboratories Inc., Class A	17,020	1,620,644
Domo Inc., Class B(a)	7,472	370,611
Dropbox Inc., Class A(a)	73,333	1,799,592
Duck Creek Technologies Inc.(a)	19,656	591,842
Dynatrace Inc.(a)	51,357	3,099,395
E2open Parent Holdings Inc.(a)	45,468	511,970
Elastic NV(a)	18,687	2,300,183
Envestnet Inc.(a)	13,228	1,049,510
Everbridge Inc.(a)	9,903	666,769
Fair Isaac Corp.(a)	7,108	3,082,526
Five9 Inc.(a)	17,703	2,430,976
Fortinet Inc.(a)	35,257	12,671,366
Guidewire Software Inc.(a)	21,772	2,471,775
HubSpot Inc.(a)	11,691	7,706,123
InterDigital Inc.	7,923	567,525
Intuit Inc.	73,570	47,321,695
Jamf Holding Corp.(a)(b)	14,221	540,540
Lightspeed Commerce Inc.(a)	34,635	1,400,293
LivePerson Inc.(a)	17,088	610,383
MANDIANT Inc.(a)(b)	62,384	1,094,215
Manhattan Associates Inc.(a)	16,586	2,578,957
Marathon Digital Holdings Inc.(a)	26,046	855,872
Matterport Inc.(a)(b)	47,884	988,326
McAfee Corp., Class A	19,172	494,446
Microsoft Corp.	998,397	335,780,879
MicroStrategy Inc., Class A(a)(b)	2,181	1,187,533
Mimecast Ltd.(a)	16,007	1,273,677

Security	Shares	Value

Software (continued)
Momentive Global Inc.(a)	33,602	$710,682
N-Able Inc.(a)(b)	17,784	197,402
nCino Inc.(a)	14,746	808,966
NCR Corp.(a)	34,102	1,370,900
New Relic Inc.(a)	15,281	1,680,299
NortonLifeLock Inc.	150,567	3,911,731
Nuance Communications Inc.(a)	74,061	4,097,055
Nutanix Inc., Class A(a)	53,726	1,711,710
Open Text Corp.	71,095	3,375,591
Oracle Corp.	419,040	36,544,478
Pagerduty Inc.(a)	19,490	677,278
Palantir Technologies Inc., Class A(a)	416,094	7,577,072
Palo Alto Networks Inc.(a)	25,498	14,196,267
Paycom Software Inc.(a)	12,490	5,185,723
Paylocity Holding Corp.(a)	10,294	2,431,031
Pegasystems Inc.	10,484	1,172,321
Ping Identity Holding Corp.(a)	15,462	353,771
Progress Software Corp.	11,117	536,618
PROS Holdings Inc.(a)	10,362	357,385
PTC Inc.(a)	27,425	3,322,539
Q2 Holdings Inc.(a)	14,782	1,174,282
Qualtrics International Inc., Class A(a)	24,122	853,919
Qualys Inc.(a)	8,597	1,179,680
Rapid7 Inc.(a)	14,499	1,706,387
RingCentral Inc., Class A(a)	21,231	3,977,628
Riot Blockchain Inc.(a)(b)	22,125	494,051
SailPoint Technologies Holdings Inc.(a)(b)	24,098	1,164,897
salesforce.com Inc.(a)	254,227	64,606,708
SentinelOne Inc., Class A(a)	10,829	546,756
ServiceNow Inc.(a)	51,702	33,560,285
Smartsheet Inc., Class A(a)	32,756	2,536,952
Splunk Inc.(a)	41,971	4,856,884
Sprout Social Inc., Class A(a)	11,802	1,070,323
SPS Commerce Inc.(a)	9,307	1,324,851
SS&C Technologies Holdings Inc.	57,474	4,711,719
Sumo Logic Inc.(a)	22,940	311,066
Synopsys Inc.(a)	39,622	14,600,707
Telos Corp.(a)(b)	13,804	212,858
Tenable Holdings Inc.(a)	23,717	1,306,095
Teradata Corp.(a)	28,246	1,199,608
Trade Desk Inc. (The), Class A(a)	113,386	10,390,693
Tyler Technologies Inc.(a)	10,635	5,721,098
UiPath Inc., Class A(a)	67,200	2,898,336
Unity Software Inc.(a)(b)	41,613	5,950,243
Varonis Systems Inc.(a)(b)	27,914	1,361,645
Verint Systems Inc.(a)	17,332	910,103
VMware Inc., Class A	52,336	6,064,696
Vonage Holdings Corp.(a)	65,939	1,370,872
Workday Inc., Class A(a)	49,484	13,518,039
Workiva Inc.(a)	11,731	1,530,778
Xperi Holding Corp.	27,403	518,191
Yext Inc.(a)(b)	29,746	295,080
Zendesk Inc.(a)	31,201	3,253,952
Zoom Video Communications Inc., Class A(a)	56,293	10,352,846
Zscaler Inc.(a)(b)	20,442	6,568,628
Zuora Inc., Class A(a)(b)	29,711	555,002
		927,478,158
Technology Hardware, Storage & Peripherals — 9.7%
3D Systems Corp.(a)(b)	32,456	699,102
Apple Inc.	1,905,168	338,300,682

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech Sector ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Avid Technology Inc.(a)	9,241	$300,979
Corsair Gaming Inc.(a)(b)	8,595	180,581
Dell Technologies Inc., Class C(a)	75,565	4,244,486
Hewlett Packard Enterprise Co.	340,566	5,370,726
HP Inc.	299,436	11,279,754
NetApp Inc.	58,101	5,344,711
Pure Storage Inc., Class A(a)	69,711	2,269,093
Seagate Technology Holdings PLC	53,216	6,012,344
Super Micro Computer Inc.(a)	11,151	490,087
Western Digital Corp.(a)	80,963	5,279,597
Xerox Holdings Corp.	35,983	814,655
		380,586,797
Total Common Stocks — 99.9% (Cost: $2,153,192,658)		3,923,529,229

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	93,855,827	93,883,984
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	4,669,000	$4,669,000
		98,552,984
Total Short-Term Investments — 2.5% (Cost: $98,526,754)		98,552,984

Total Investments in Securities — 102.4%
(Cost: $2,251,719,412)		4,022,082,213

Other Assets, Less Liabilities — (2.4)%		(94,553,396)

Net Assets — 100.0%		$3,927,528,817

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$43,347,251	$50,548,725	(a)	$—	$(1,884)	$(10,108)	$93,883,984	93,855,827	$110,905	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,339,000	2,330,000	(a)	—	—	—	4,669,000	4,669,000	243		—
					$(1,884)	$(10,108)	$98,552,984		$111,148		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Communication Services Select Sector Index	19	03/18/22	$1,929	$28,210
E-Mini Technology Select Sector Index	10	03/18/22	1,751	26,506
				$54,716

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Expanded Tech Sector ETF
December 31, 2021

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,923,529,229	$—	$—	$3,923,529,229
Money Market Funds	98,552,984	—	—	98,552,984
	$4,022,082,213	$—	$—	$4,022,082,213
Derivative financial instruments(a)
Assets
Futures Contracts	$54,716	$—	$—	$54,716

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares